EQUITRUST SERIES FUND, INC.
Supplement to Prospectus Dated December 1, 2010
On April 11, 2011, the Board of the EquiTrust Series Fund, Inc. (the “Fund”) approved Agreements and Plans of Reorganization (the “Plans”) between the Fund, on behalf of each Portfolio, and each of the Federated funds as follows:

Money Market Portfolio	Federated Liberty U.S. Government Money Market Trust

Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Class A Shares

High Grade Bond Portfolio	Federal Total Return Bond Fund

Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares

Strategic Yield Portfolio	Federated Bond Fund

Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares

Managed Portfolio	Federated Asset Allocation Fund

Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares

Value Growth Portfolio	Federated Capital Appreciation Fund

Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares

Blue Chip Portfolio	Federated Capital Appreciation Fund

Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares
Each Plan provides for the transfer of all of the assets of a Portfolio solely in exchange for shares of the corresponding Federated funds. The Federated fund shares received by the corresponding Portfolio would then be distributed to its shareholders as part of the Portfolio’s liquidation provided for in each Plan. (The transaction contemplated by each Plan is referred to as the “Merger.”)
Each Merger can be consummated only if, among other things, it is approved by shareholders of the Portfolio. A Special Meeting (the “Meeting”) of the shareholders of the Fund will be held on July 14, 2011 and shareholders will be given the opportunity to vote on the respective Plan at that time. In connection with the Meeting, shareholders will receive a Prospectus/Proxy Statement describing in detail the Mergers and the Board’s considerations in recommending that shareholders approve the Mergers.
If the Plans are approved at the Meeting and certain conditions required by the Plans are satisfied, the Mergers are expected to become effective on or about July 15, 2011.
Supplement dated April 18, 2011